Offerings	Jul. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Senior Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99876
Maximum Aggregate Offering Price	$ 499,380,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,455.08
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $1,245,645,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2055
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99502
Maximum Aggregate Offering Price	$ 746,265,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,253.17
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $1,245,645,000.